PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	$ 11,802	$ 14,024